Information on Regulatory Capital and Capital Adequacy Ratios	12 Months Ended
Dec. 31, 2025
Information on Regulatory Capital and Capital Adequacy Ratios Disclosure [Abstract]
Information on Regulatory Capital and Capital Adequacy Ratios
45.	Information on Regulatory Capital and Capital Adequacy Ratios:

Requirements and Capital Management:

The main objectives of the Bank’s capital management are to ensure the adequacy and quality of its capital, at a consolidated level, based on the adequate management of the risks it faces in its operations, establishing sufficient capital levels, through the definition of internal objectives, that supports both the business strategy in both normal and stress scenarios in the short and medium term, thus ensuring compliance with regulatory requirements, coverage of its material risks, a sound credit classification and the generation of adequate capital headroom. During 2025, the Bank has met the required capital requirements and its internal adequacy objectives.

As part of its Capital Management Policy, the Bank has established capital adequacy alerts and limits approved by the Board of Directors, which are monitored by the governance structures that the Bank has established for these purposes, including the Capital Management Committee. During 2025, none of the internal alerts defined by the Bank were activated as part of the Capital Risk Appetite Framework. In this sense, the Bank manages capital based on its strategic objectives, its risk profile and its ability to generate cash flows, as well as the economic and business context in which it operates. If it requires strengthening its capital structure, the Bank may, among other options, propose to its shareholders meeting modifications to the dividend payment ratio, as well as issue basic capital, additional tier 1 capital or tier 2 capital instruments.

Capital Requirements

In accordance with the General Banking Law, the effective equity of a bank may not be less than 8% of its risk-weighted assets (RWA), net of required provisions. Additionally, it establishes that the Basic Capital may not be less than 4.5% of its RWA or 3% of its total assets, net of required provisions. Regarding Tier 1 capital, corresponding to the sum of Basic Capital and Additional Tier 1 Capital, the latter in the form of bonds with no maturity date and preferred shares, the requirements establish that it may not be less than 6% of their RWAs, net of required provisions. Likewise, banking entities must comply, as established by current regulations or regulators, with buffers and capital charges, such as the conservation buffer, the countercyclical buffer and capital charges by the systemically important buffer and/or Pillar 2.

On May, 2023, the Central Bank reported that its board agreed to activate the counter-cyclical core capital buffer for banks, at a local banking industry level, equivalent to 0.5% of the risk-weighted assets of banking institutions, effective beginning in May 2024. In the monetary policy meeting of November 2025, the Central Bank agreed to maintain the same level of 0.5% requirement for the capital buffer.

On January 16, 2024, the Financial Market Commission (CMF) reported that, as a result of the supervision process, it made the decision to apply additional Pillar 2 capital requirements of 0.5% for Banco de Chile within an implementation period of four years. This charge must be constituted in a ratio of 25% beginning on June 30, 2024. Likewise, this requirement must be recognized at least 56.3% with basic capital proportionally to the minimum legal requirements. On January 17, 2025 the CMF communicated that, as a result of the supervisory process, it decided to maintain the additional capital requirement for Pillar 2 effective on that date for the equivalent to 0.13% of the RWA, which was fully constituted in June 2025. On January 16, 2026, as a result of the supervisory process, the CMF resolved and communicated the removal of the additional Pillar 2 requirement for Banco de Chile.

On April 1, 2025, the CMF reported the result of the annual review of the systemic importance rating for local banks, maintaining an additional basic capital charge of 1.25% of the RWA for Banco de Chile.

As of December 1, 2025, the phased implementation of requirements for systemic banks and the gradual adjustments to regulatory capital have been fully completed. From this date onward, the only remaining transitional measure relates to the continued recognition of subordinated bonds issued by banking subsidiaries as effective equity. Furthermore, as of December 1, 2024, the adoption process for the capital conservation buffer was finalized, reaching 2.5% of risk-weighted assets, a requirement fully met by Banco de Chile.

Information on regulatory capital and capital adequacy indicators is presented below:

			Local and Overall consolidated	Local and Overall consolidated
	Total assets, risk-weighted assets and effective equity components under Basel III		December 31, 2025	December 31, 2024
Item No.	Item description	Note	MCh$	MCh$

1	Total assets as per the statement of financial position		54,100,903	52,095,441
2	Non-consolidated investment in subsidiaries	a	—	—
3	Assets discounted from regulatory capital, other than item 2	b	2,069,627	2,544,175
4	Derivative credit equivalents	c	1,070,598	1,056,941
5	Contingent loans	d	3,110,749	3,104,187
6	Assets generated by the intermediation of financial instruments	e	—	—
7	= (1-2-3+4+5-6) Total assets for regulatory purposes		56,212,623	53,712,394
8.a	Credit risk weighted assets, estimated according to the standard methodology (CRWA)	f	33,093,851	32,704,910
8.b	Credit risk weighted assets, estimated according to internal methodologies (CRWA)	f	—	—
9	Market risk weighted assets (MRWA)	h	1,712,039	1,309,590
10	Operational risk weighted assets (ORWA)	g	4,112,856	4,339,979
11.a	= (8.a/8.b+9+10) Risk-weighted assets (RWA)		38,918,746	38,354,479
11.b	= (8.a/8.b+9+10) Risk-weighted assets, after application of the output floor (RWA)		38,918,746	38,354,479
12	Owner’s equity		5,799,534	5,622,999
13	Non-controlling interest	i	1	2
14	Goodwill	j	—	—
15	Excess minority investments	k	—	—
16	= (12+13-14-15) Core Tier 1 Capital (CET1)		5,799,535	5,623,001
17	Additional deductions to core tier 1 capital, other than item 2	l	155,410	111,087
18	= (16-17-2) Core Tier 1 Capital (CET1)		5,644,125	5,511,914
19	Voluntary (additional) provisions located as additional Tier 1 capital (AT1)	m	—	—
20	Subordinated bonds imputed as additional tier 1 capital (AT1)	m	—	—
21	Preferred shares allocated to additional tier 1 capital (AT1)		—	—
22	Bonds without a fixed term of maturity imputed to additional tier 1 capital (AT1)		—	—
23	Discounts on AT1	l	—	—
24	= (19+20+21+22-23) Additional Tier 1 Capital (AT1)		—	—
25	= (18+24) Tier 1 Capital		5,644,125	5,511,914
26	Voluntary provisions (additional) imputed as Tier 2 capital (T2)	n	413,673	408,811
27	Subordinated bonds imputed as Tier 2 capital (T2)	n	1,057,377	1,034,567
28	= (26+27) Equivalent tier 2 capital (T2)		1,471,050	1,443,378
29	Discounts applied to T2	l	—	—
30	= (28-29) Tier 2 capital (T2)		1,471,050	1,443,378
31	= (25+30) Effective equity		7,115,175	6,955,292
32	Additional basic capital required for the constitution of the conservation buffer	o	972,969	958,862
33	Additional basic capital required to set up the countercyclical buffer	p	194,594	191,772
34	Additional basic capital required for banks qualified as systemic	q	486,484	359,573
35	Additional capital required for the evaluation of the adequacy of effective equity (Pillar 2)	r	37,946	35,957

a)	Relates to the value of the investment in subsidiaries that are not consolidated. Applies only in the local consolidation when the bank has subsidiaries abroad, fully deducting its value in assets and CET1.
b)	Relates to the value of the asset items that are discounted from the regulatory capital, in accordance with the paragraph(a) of title N°3 of chapter 21-30 of the RAN.
c)	Relates to the credit equivalents of the derivative instruments, in accordance with the paragraph (b) of title N°3 of chapter 21-30 of the RAN.
d)	Relates to the contingent exposure according to the paragraph c) of the title N°3 of chapter 21-30 of the RAN.
e)	Relates to the intermediation of financial instrument assets in the name of the bank on behalf of third parties that are consolidated as established in the paragraph d) of the title N°3 of chapter 21-30 of the RAN.
f)	Relates to the estimated credit risk weighted assets according to the chapter 21-6 of RAN. If the bank does not have the authorization to apply internal methodologies, needs to inform the field 8.b as zero.
g)	Relates to market risk weighted assets according to the chapter 21-7 of the RAN.
h)	Relates to the estimated operational risk weighted assets according to the chapter 21-8 of the RAN.
i)	Corresponds to the non-controlling interest, depending on the level of consolidation, up to 20% of the owners’ assets.
j)	Assets that correspond to goodwill.
k)	Relates to the balances of investment assets in non-business support companies that do not participate in the consolidation, above 5% of the owners’ equity.
l)	For CET1 and T2, banks must estimate the equivalent value for each tier of capital, as well as that obtained by fully applying Chapter 21-1 of the RAN. Then, the difference between the equivalent value and the fully applied value must be weighted by the discount factor in force on the reporting date according to the transitional provisions of Chapter 21-1 of the RAN and reported in this row. For AT1, discounts are applied directly if any.
m)	Provisions and subordinated bonds allocated to additional tier 1 capital (AT1), as established in Chapter 21-2 of the RAN.
n)	Provisions and subordinated bonds allocated to the equivalent definition of tier 2 capital (T2), as established in Chapter 21-1 of the RAN.
o)	Relates to the additional basic capital (CET1) for the constitution of the conservation buffer, as established in Chapter 21-12 of the RAN.
p)	Relates to the additional basic capital (CET1) for the constitution of the countercyclical buffer, as established in Chapter 21-12 of the RAN.
q)	Relates to the additional basic capital (CET1) for banks qualified as systemic banks, as established in Chapter 21-11 of the RAN.
r)	Relates to the additional capital for the evaluation of the sufficiency of the effective equity (Pillar 2) of the bank, as established in Chapter 21-13 of the RAN.
			Local and Overall consolidated	Local and Overall consolidated
	Capital Adequacy Ratios and Regulatory Compliance according to Basel III		December 31, 2025	December 31, 2024
No. Item	Item description (*)	Note	%	%
1	Leverage Ratio (T1 I18/T1 I7)		10.04%	10.26%
1.a	Leverage Ratio that the bank must meet, considering the minimum requirements	a	3%	3%
2	CET 1 Capital Ratio (T1 I18/T1 I11.b)		14.50%	14.37%
2.a	CET 1 Capital Ratio that the bank must meet, considering the minimum requirements	a	5.82%	5.51%
2.b	Capital buffer shortfall	b	—	—
3	Tier 1 Capital Ratio (T1 I25/T1 I11.b)		14.50%	14.37%
3.a	Tier 1 Capital Ratio that the bank must meet, considering the minimum requirements	a	7.35%	7.03%
4	Regulatory Capital Ratio (T1 I31/T1 I11.b)		18.28%	18.13%
4.a	Regulatory Capital Ratio that the bank must meet, considering the minimum requirements	a	9.38%	9.06%
4.b	Regulatory Capital Ratio that the bank must meet, considering the charge for article 35 bis	c	N/A	N/A
4.c	Regulatory Capital Ratio that the bank must meet, considering the minimum requirements, conservation buffer and countercyclical buffer	b	12.38%	12.06%
5	Credit rating	d	A	A
	Regulatory compliance for Capital Adequacy
6	Additional provisions computed in Tier 2 capital (T2) in relation to CRWA (T1 I26/T1 I8.a)	e	1.25%	1.25%
7	Subordinated bonds computed as Tier 2 capital (T2) in relation to CET 1 Capital	f	18.23%	18.40%
8	Additional Tier 1 Capital (AT1) in relation to CET 1 Capital (T1 I24/T1 I18)	g	—	—
9	Voluntary (additional) provisions and subordinated bonds computed as AT1 in relation to RWAs ((T1 I19+T1 I20)/T1 I11.b)	h	N/A	N/A

(*)	T1 Ix: corresponds to item x of the previous table.

a)	In the case of the leverage indicator, the requirement is 3% without prejudice to the additional requirements for systemic banks that could be set according to the provisions of Chapter 21-30 of the RAN.

In the case of core capital, the bank considers a charge of 4.5% of risk-weighted assets (RWA) plus the systemic charge and Pillar 2 requirements.

In Tier 1 capital, a value of 6% plus the systemic bank charge and Pillar 2 charge is considered the minimum requirement.

For effective equity, 8% of the RWA is considered, adding to this value the additional charges for systemic bank and Pillar 2.

The systemic bank and Pillar 2 requirements for Banco de Chile are equivalent to 1.25% and 0.13%, respectively. The transitional provisions require 100% of the capital charge per systemic bank (75% as of December 31, 2024) and 100% of the charge for Pillar 2 for Banco de Chile (25% as of December 31, 2024 equivalent to 0.125%) which is covered by 56.3% with basic capital).

b)	The capital buffer deficit must be estimated according to the provisions of Chapter 21-12 of the RAN. This value defines the restriction on the distribution of dividends, as provided in the Chapter mentioned above.

In the case of effective equity, the requirement of 100% of the conservation buffer of 2.5% and a counter-cyclical capital charge are added to the value reported in note 4.a). of 0.5.

c)	It corresponds to the effective equity requirement in force by article 35 bis of the General Banking Law.
d)	It corresponds to the solvency classification as established in article 61 of the general banking law.
e)	Limit is equivalent to 1.25% when using standard methodology for determining CRWAs.
f)	Limit is equivalent to 50% of the basic capital, considering the discounts applied to these instruments according to Chapter 21-1 of the RAN.
g)	Additional Tier 1 capital cannot exceed 1/3 of core capital.
h)	Additional provisions and subordinated bonds could be temporarily allocated until November 2023 to AT 1 for up to 1% of the RWA as of December 1, 2021. This value decreased annually by 0.5% in accordance with the transitional provisions of Chapter 21-2 of the RAN.